DISCONTINUED OPERATIONS - General information (Details) $ in Millions					3 Months Ended	12 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 24, 2019 CAD ($)	Jan. 22, 2019 CAD ($)	Jan. 16, 2018 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
DISCONTINUED OPERATIONS
The amount deferred from the proceeds received on discontinued operations						$ 17.6	$ 53.1
Note receivable reimbursed				$ 342.0
Promissory note receivable, 4Degrees Inc colocation data centers operations sale
DISCONTINUED OPERATIONS
Bearing interest rate			4.90
Principal amount			$ 260.7
Note receivable reimbursed	$ 100.7
4 Degrees Colocation Inc. data centers operations
DISCONTINUED OPERATIONS
Consideration from discontinued operations		$ 261.6
Working capital adjustments paid			$ 0.9
Gain on discontinued operations					$ 115.7	$ 34.8
The amount deferred from the proceeds received on discontinued operations		$ 53.1